Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets, net consisted of the following:
	As of March 31,
	2024	2023
Prepaid advertising	$1,019	$-
Deposits	1,816	542
Other prepaid amounts	975	633
Total	$3,810	$1,175